Pursuit Asset-Based Income Fund

Schedule of Investments

As of June 30, 2026 (Unaudited)

	Coupon Rate (%)	Maturity	Original Acquisition Date	Principal Amount	Cost	Value
Private Investments - 73.5%(1),(2)
Construction & Manufacturing - 5.1%
MEG1 SMB Financing 2025-2 001	15.5%	5/29/2027	12/22/2025	$2,500,000	$2,500,000	$2,500,000

Consumer Credit - 3.9%
STP Mixed Advances Sr. 2026-1	19.0%	10/30/2026	2/2/2026	600,000	600,000	600,000
STP Mixed Advances Sr. 2026-2	19.0%	11/25/2026	2/27/2026	300,000	300,000	300,000
STP Mixed Advances Sr. 2026-6	19.5%	2/28/2027	6/5/2026	1,000,000	1,000,000	1,000,000
						1,900,000
Earned Wage Access - 5.1%
BNI Earned Wage Access Sr. 2025-1	14.0%	10/31/2026	10/31/2025	2,500,000	2,500,000	2,500,000
E-Commerce - 0.6%
LND E-Commerce Financing Sr. 2025-1	14.3%	5/5/2027	5/7/2025	295,633	295,633	295,633
Healthcare Receivables - 3.0%
GFN Receivables Jr. 2025-2	15.8%	8/11/2026	8/11/2025	212,317	212,317	212,317
GFN Receivables Jr. 2025-3	15.8%	8/29/2026	8/29/2025	1,262,500	1,262,500	1,262,500
VRD Receivables Sr. 2025-1(3)	16.0%	3/5/2027	9/5/2025	22,142	22,142	22,142
						1,496,959
Invoice Factoring - 7.5%
CAP SMB Financing Sr. 2025-2	15.0%	4/30/2027	10/31/2025	2,750,000	2,750,000	2,750,000
FTL Receivables Sr. 2026-2	16.0%	3/5/2027	6/3/2026	752,000	752,000	752,000
MSE Receivables Financing Jr. 2025-2	15.8%	11/14/2026	11/14/2025	176,000	176,000	176,000
						3,678,000
Litigation Financing - 19.5%
FEN Litigation Funding Sr. 2024-1	14.1%	12/16/2026	12/16/2024	31,715	31,714	31,714
FEN Litigation Funding Sr. 2025-1	14.0%	3/16/2027	3/31/2025	402,406	402,406	402,406
FEN Litigation Funding Sr. 2025-2	14.0%	6/16/2027	6/23/2025	113,888	113,888	113,888
FEN Litigation Funding Sr. 2025-3	14.0%	7/16/2027	8/1/2025	322,548	322,548	322,548
FEN Litigation Funding Sr. 2025-4	14.0%	10/16/2027	10/22/2025	719,676	719,676	719,676
FEN Litigation Funding Sr. 2026-2	18.0%	3/16/2028	3/16/2026	545,507	545,507	545,507
HLF Litigation Funding Sr. 2025-1	13.0%	1/18/2027	7/18/2025	760,679	760,679	760,679
HLF Litigation Funding Sr. 2025-2	13.0%	3/26/2027	9/22/2025	350,000	350,000	350,000
MUS2 Litigation Finance 2025-3 001(3)	17.0%	11/26/2027	12/11/2025	2,395,684	2,395,684	2,395,684
NER Litigation Funding Sr. 2024-1	14.1%	12/31/2026	12/31/2024	1,961,615	1,961,615	1,961,615
NER Litigation Funding Sr. 2025-1	15.0%	2/28/2027	2/28/2025	882,727	882,727	882,727
NER Litigation Funding Sr. 2025-2	17.0%	3/27/2027	3/31/2025	1,078,888	1,078,888	1,078,888
						9,565,332
Merchant Financing - 15.1%
FDA1 SMB Financing 2026-1	14.0%	3/26/2027	6/24/2026	917,939	917,938	917,938
FIJ SMB Financing Sr. 2026-2	17.0%	6/30/2027	3/31/2026	470,000	470,000	470,000
FUN1 SMB Financing 2026-1 001	14.0%	12/25/2026	3/27/2026	110,000	110,000	110,000
NEX SMB Financing 2026-2	16.5%	12/1/2027	3/31/2026	3,728,658	3,728,658	3,728,658
ORV SMB Financing SR. 2026-1	15.0%	3/12/2027	3/12/2026	2,200,000	2,200,000	2,200,000
						7,426,596
Royalties - 0.0%
FAT Brands Royalty I Jr. 2025-1(4)	17.0%	7/25/2026	4/23/2025	738,402	738,402	-
FAT Brands Royalty I Jr. 2025-3(4)	17.0%	7/25/2026	6/26/2025	692,784	692,784	-
FAT Brands Royalty I Jr. 2025-4(4)	17.0%	7/25/2026	7/29/2025	497,423	497,423	-
FAT Brands Royalty I Jr. 2025-5(4)	17.0%	7/25/2026	8/29/2025	456,671	456,671	-
FAT Brands Royalty I Jr. 2025-6(4)	20.0%	7/25/2026	11/6/2025	750,000	750,000	-
FAT Whole Business Securitization Jr. 2024-1(4)	16.9%	7/25/2026	10/31/2024	1,128,889	1,128,890	-
FAT Whole Business Securitization Jr. 2024-2(4)	16.9%	7/25/2026	11/4/2024	97,959	97,959	-
FAT Whole Business Securitization Jr. 2024-3(4)	16.9%	7/25/2026	12/2/2024	580,507	580,507	-
FAT Whole Business Securitization Jr. 2024-6(4)	18.7%	7/25/2026	12/27/2024	1,477,086	1,477,086	-
FAT Whole Business Securitization Jr. 2025-1(4)	16.9%	7/25/2026	1/24/2025	633,925	633,925	-
						-

Pursuit Asset-Based Income Fund

Schedule of Investments - Continued

As of June 30, 2026 (Unaudited)

	Coupon Rate (%)	Maturity	Original Acquisition Date	Principal Amount	Cost	Value
Private Investments - 73.5%(1),(2)
SMB Financing - 3.0%
TSM SMB Financing Sr. 2026-1	16.0%	2/24/2028	2/25/2026	$1,249,085	$1,249,085	$1,249,085
TSM SMB Financing Sr. 2026-1	19.0%	2/24/2028	2/25/2026	231,781	231,781	231,781
						1,480,866
Supply Chain Finance - 3.0%
QTX SMB Financing Jr. 2025-3	15.5%	9/30/2026	3/31/2025	1,000,000	1,000,000	758,726
QTX SMB Financing Jr. 2025-4	15.5%	2/26/2027	8/26/2025	668,769	668,769	507,412
QTX SMB Financing Jr. 2026-1	15.5%	7/30/2027	2/6/2026	242,000	242,000	183,612
						1,449,750
Working Capital Financing - 7.7%
IHC Working Capital Financing Jr. 2025-1	13.5%	12/31/2026	2/28/2025	325,000	325,000	325,000
IHC Working Capital Financing Jr. 2025-2	14.0%	11/25/2026	11/17/2025	900,000	900,000	900,000
WSF SMB Financing Jr. 2025-1	13.5%	5/30/2027	6/5/2025	2,079,869	2,079,869	2,079,869
WSF SMB Financing Jr. 2025-2	13.5%	7/2/2027	7/9/2025	500,000	500,000	500,000
						3,804,869
Total Private Investments (Cost $43,612,671)						36,098,005

Credit Facilities - 32.4%(1),(2)
Sports & Media Rights - 10.0%
RHG1 Athlete Loans Sr. 2025-1(5)	15.0%	10/8/2027	10/10/2025	1,150,000	1,169,961	1,169,961
RHG10 Athlete Loans Sr. 2026-1(5)	15.0%	10/8/2027	5/27/2026	213,400	211,366	211,366
RHG11 Athlete Loans Sr. 2026-1(5)	15.0%	10/8/2027	6/9/2026	725,000	725,000	725,000
RHG3 Athlete Loans Sr. 2025-1(5)	15.0%	10/8/2027	12/1/2025	302,926	301,083	301,083
RHG4 Athlete Loans Sr. 2025-1(5)	15.0%	10/8/2027	12/12/2025	244,269	242,571	242,571
RHG5 Athlete Loans Sr. 2025-1(5)	15.0%	10/8/2027	12/23/2025	107,462	106,692	106,692
RHG6 Athlete Loans Sr. 2026-1(5)	15.3%	10/8/2027	2/10/2026	1,052,500	1,047,110	1,047,110
RHG7 Athlete Loans Sr. 2026-1(5)	15.0%	10/8/2027	3/2/2026	242,500	240,561	240,561
RHG8 Athlete Loans Sr. 2026-1(5)	15.0%	10/8/2027	3/30/2026	679,000	673,155	673,155
RHG9 Athlete Loans Sr. 2026-1(5)	15.0%	10/8/2027	4/10/2026	185,461	183,816	183,816
						4,901,315
Trade Financing - 22.4%
BAM Receivable Financing Jr. 2025-1	13.0%	10/16/2030	10/10/2025	3,000,000	3,026,882	3,026,882
BAM Receivable Financing Jr. 2025-2	13.0%	10/16/2030	11/21/2025	2,000,000	2,000,000	2,000,000
BAM Receivable Financing Jr. 2025-3	12.5%	10/16/2030	12/9/2025	1,500,000	1,500,000	1,500,000
BAM Receivable Financing Jr. 2026-1	12.5%	10/16/2030	2/2/2026	500,000	500,000	500,000
BAM Receivable Financing Jr. 2026-2	12.5%	10/16/2030	2/27/2026	1,000,000	1,000,000	1,000,000
BAM Receivable Financing Jr. 2026-3	12.5%	10/16/2030	3/6/2026	1,000,000	1,000,000	1,000,000
BAM Receivable Financing Jr. 2026-4	12.5%	10/16/2030	3/12/2026	500,000	500,000	500,000
BAM Receivable Financing Jr. 2026-5	12.5%	10/16/2030	3/17/2026	500,000	500,000	500,000
BAM Receivable Financing Jr. 2026-6	12.5%	10/16/2030	3/31/2026	1,000,000	1,000,000	1,000,000
						11,026,882
Total Credit Facilities (Cost $15,928,197)						15,928,197

Short-Term Investment - 3.4%
Money Market Fund - 3.4%
Fidelity Investments Government Portfolio Fund - Class III, 3.23%(6)						$1,666,580
Total Short-Term Investment (Cost $1,666,580)						$1,666,580

Total Investments (Cost $61,207,448) – 109.3%						$53,692,782

Liabilities in excess of other assets - (9.3)%						(4,586,442)
Net Assets - 100.0%						$49,106,340

(1)	All Investments in Private Investments and Credit Facilities are Level 3 securities fair valued using significant unobservable inputs.
(2)	All Investments in Private Investments and Credit Facilities are restricted securities. The total value of these securities is $52,026,202, which represents 105.9% of total net assets of the Fund.
(3)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(4)	An affiliate of Issuer filed for bankruptcy on January 26, 2026. Security is defaulted.

(5)	Investment is a portion of a multi-draw term loan. As of June 30, 2026, the Fund has an unfunded commitment (subject to its sole discretion) related to this issuer.
(6)	Represents the 7-day effective yield as of June 30, 2026.